Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables
Trade and Other Receivables

5. Trade and Other Receivables

Trade and other receivables consisted of the following:

	As of
	December 31,
	2023	2024
Due from charterers	6,374	1,008
Accrued income	8,708	8,348
Insurance claims	3,433	375
Other receivables	5,929	3,652
Total	24,444	13,383

Accrued income represents net revenues receivable from charterers, which have not yet been invoiced; all other amounts not yet invoiced are included under Other receivables.